Balances and Transactions with Related Parties and Affiliated Companies - Summary of Transactions and Other Related Parties (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income:
Sales to affiliated parties	$ 8,459	$ 6,546	$ 5,489
Expenses:
Other expenses with related parties	0	0	156
Jugos del valle, S.A.P.I. de C.V.
Expenses:
Purchases and other expenses with related party	3,718	3,234	2,918
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA")
Expenses:
Purchases and other expenses with related party	2,841	2,841	2,213
Beta San Miguel
Expenses:
Purchases and other expenses with related party	917	724	938
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA)
Expenses:
Purchases and other expenses with related party	843	577	234
Fountain Agua Mineral, LTDA
Expenses:
Purchases and other expenses with related party	638	0	0
Leao Alimentos e Bebidas, LTDA
Expenses:
Purchases and other expenses with related party	181	215	1,320
Industria Mexicana de Reciclaje, S.A. de C.V. ("IMER")
Expenses:
Purchases and other expenses with related party	458	504	416
Instituto Tecnologico Y de Estudios Superiores de Monterrey AC
Expenses:
Donations to related party	1	110	0
Fundacion FEMSA AC
Expenses:
Donations to related party	285	173	230
Heineken Group
Income:
Sales to affiliated parties	0	2	3
Expenses:
Purchases of raw material, beer and operating expenses from Heineken	0	5,036	11,635
FEMSA
Expenses:
Purchases and other expenses with related party	9,547	10,129	7,447
The Coca-Cola Company
Expenses:
Purchases of concentrate from The Coca-Cola Company	46,461	43,717	37,213
Advertisement expense paid to The Coca-Cola Company	$ 869	$ 545	$ 1,482